Trade Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Trade Receivables
21. TRADE RECEIVABLES

	2021	2020
Accounts receivable	4,124,836	4,403,116
Accounts receivable in litigations	62,125	85,690
Notes receivable	30,701	25,292
Foreign customers	2,965	100,723

Subtotal	4,220,627	4,614,821
Allowance for doubtful accounts	(259,802)	(102,587)

Total	3,960,825	4,512,234

The trade receivables disclosed above are carried at amortized cost.
Interest are recognized on overdue trade receivables at current market rates. The Group measures the allowance for doubtful receivables for an amount equal to the losses expected throughout the life of the receivable. The determination of the loss expected to be recognized is calculated based on a percentage of uncollectibility according to maturity ranges for each receivable. This historical percentage should address the expectations of future credit collectability and therefore those estimated behavior changes.
Before accepting a new customer, the Group conducts an internal credit analysis to evaluate the potential customer’s credit quality and define its credit limit. The limits and ratings attributed to the main customers are reviewed at least once a year.
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2021 and 2020. Accounts receivable aging is as follows:

	2021	2020
To expire	2,474,113	2,579,843
Past due:
0 to 30 days	951,356	1,062,273
31 to 60 days	143,691	75,539
61 to 90 days	69,165	24,619
More than 90 days	582,302	872,547

Total	4,220,627	4,614,821

Trade receivables disclosed above include certain amounts (see aging analysis below) that are past due at the end of each reporting period, but for which the Group has not recognized an allowance for doubtful receivables because there has not been a significant change in credit quality and the amounts are still considered recoverable.

Aging of past due, but not impaired, accounts receivable is as follows:

	2021	2020
Past due:
0 to 30 days	951,356	1,062,273
31 to 60 days	143,691	75,539
61 to 90 days	69,165	24,619
More than 90 days	322,500	769,960

Total	1,486,712	1,932,391

Average age of overdue balances (in days)	38	47
The average age of past due and impaired balances is as follows:

	2021	2020
Past due:
More than 90 days	259,802	102,587

Total	259,802	102,587

In determining the recoverability of a trade receivable, the Group considers any change in the credit quality of the receivable from the date the credit was initially granted up to the end of each reporting period. The concentration of credit risk is limited due to the fact that the customer base is large and independent.
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2020	130,076
Increases	9,059
Decreases (*)	(36,548)

Balance as of December 31, 2020	102,587
Increases	196,384
Decreases (*)	(39,169)

Balance as of December 31, 2021	259,802

(*)	Includes allocation of provisions for specific purposes and inflation adjustment effect.